                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-04015

                         Eaton Vance Mutual Funds Trust
                         ------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   October 31
                                   ----------
                             Date of Fiscal Year End

                                 April 30, 2004
                                 --------------
                            Date of Reporting Period

--------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS

[EATON VANCE(R) MANAGEMENT INVESTMENTS LOGO]

[GRAPHIC]

SEMIANNUAL REPORT APRIL 30, 2004

[GRAPHIC]

EATON VANCE TAX-MANAGED MID-CAP CORE FUND

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call: 1-800-262-1122.

                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.


From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE TAX-MANAGED MID-CAP CORE FUND as of April 30, 2004

INVESTMENT UPDATE

[PHOTO OF PAUL J. MARSHALL, WILLIAM R. HACKNEY, III AND CHARLES B. REED]

The Investment Team Managing Tax-Managed Mid-Cap Core Portfolio: Paul J. Marshall, William R. Hackney, III, and Charles B. Reed, of Atlanta Capital Management

MANAGEMENT DISCUSSION

- During the six months ended April 30, 2004, the Fund benefited from favorable economic conditions, as the pace of U.S. economic growth gained momentum. For the past two quarters, real Gross Domestic Product grew at a solid 4% annual rate. Industrial production, retail sales and other measures of economic activity also expanded at a healthy pace. As the economy strengthened, corporate profits surged, helping to drive up the general level of stock prices. Recently, employment has even begun to improve.

- Against this backdrop, the Fund's benchmark index, the S&P Midcap 400, posted a return of 6.93%.(1) Every economic sector constituting the index had positive returns for the period, with the exception of information technology. Leading sectors during this period were energy, consumer staples, and materials.

- The prevailing investment theme during this period was accelerating economic activity, which principally favored lower-quality stocks. Many of these companies exhibit erratic earnings trends and are heavily leveraged with debt. Nevertheless, in this environment, lower-quality stocks have tended to outperform their higher-quality counterparts, as lower-quality issues have tended to benefit more from tax cuts, low interest rates and other forms of monetary and fiscal stimulus.

- The Fund's returns during the past six months were positive, but were below the benchmark's returns due to the outperformance of lower-quality stocks and our emphasis on companies we believe to have better fundamentals. In keeping with its core investment style, the Portfolio maintained a broadly diversified strategy. Stock selection was a positive contributor in both the health care and information technology sectors of the Portfolio. Performance was also positively impacted by an overweight position in the industrial sector and an underweight stance in the financial sector. Holdings posting the strongest price gains over the past six months were found in energy, healthcare services, and industrial machinery. Issues posting declines in price over the six months were found in general merchandise, communications equipment, and semiconductors.

- At the end of the period, we maintained an overweight position in the healthcare sector, as we believe many of these companies will be able to post consistent earnings growth even in the face of potential increases in interest rates. The Portfolio is overweighted in the consumer staples sector because of the sector's defensive characteristics. The consumer discretionary, financial, and information technology sectors have been deemphasized, as we believe they will not perform as well in a rising interest rate environment.

THE FUND

  THE PAST SIX MONTHS

- During the six months ended April 30, 2004, the Fund's Class A shares had a total return of 4.69%. This return was the result of an increase in net asset value (NAV) to $11.17 on April 30, 2004, from $10.67 on October 31, 2003.(2)

- The Fund's Class B shares had a total return of 4.36% during the same period, the result of an increase in NAV to $11.00 on April 30, 2004, from $10.54 on October 31, 2003.(2)

- The Fund's Class C shares had a total return of 4.36% during the same period, the result of an increase in NAV to $11.00 on April 30, 2004, from $10.54 on October 31, 2003.(2)

- For comparison, the average total return of funds included in the Lipper Mid-Cap Core Classification was 6.52% for the period from October 31, 2003, to April 30, 2004.(1)

  SEE PAGE 3 FOR MORE PERFORMANCE INFORMATION, INCLUDING AFTER-TAX RETURNS.

  THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE MANAGEMENT TEAM AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND ATLANTA CAPITAL MANAGEMENT DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.

(1) It is not possible to invest directly in an Index or a Lipper
Classification. (2) Returns are historical and do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If the sales charge was deducted, the performance would be reduced.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, current performance may be lower or higher than quoted. For performance as of the most recent month-end, please refer to www.eatonvance.com.


  MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER
    OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE TAX-MANAGED MID-CAP CORE FUND as of April 30, 2004

PERFORMANCE

The tables below set forth the pre-tax and after-tax performance for the Fund. After-tax performance reflects the impact of federal income taxes on Fund distributions of dividends and capital gains, as well as capital gains taxes on the sale of Fund shares, while pre-tax performance does not. Because the objective of the Fund is to provide long-term, after-tax returns to shareholders, it is important for investors to know the effect of taxes on the Fund's return.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDED APRIL 30, 2004)

RETURNS AT NET ASSET VALUE (NAV) (CLASS A)

                                                       ONE YEAR    LIFE OF FUND
Return Before Taxes                                       25.65%           5.23%
Return After Taxes on Distributions                       25.65%           5.23%
Return After Taxes on Distributions
and Sale of Fund Shares                                   16.67%           4.47%

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS A)

                                                       ONE YEAR    LIFE OF FUND
Return Before Taxes                                       18.45%           2.40%
Return After Taxes on Distributions                       18.45%           2.40%
Return After Taxes on Distributions
and Sale of Fund Shares                                   11.99%           2.04%

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDED APRIL 30, 2004)

RETURNS AT NET ASSET VALUE (NAV) (CLASS C)

                                                       ONE YEAR    LIFE OF FUND
Return Before Taxes                                       24.86%           4.49%
Return After Taxes on Distributions                       24.86%           4.49%
Return After Taxes on Distributions
and Sale of Fund Shares                                   16.16%           3.83%

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS C)

                                                       ONE YEAR    LIFE OF FUND
Return Before Taxes                                       23.86%           4.49%
Return After Taxes on Distributions                       23.86%           4.49%
Return After Taxes on Distributions
and Sale of Fund Shares                                   15.51%           3.83%

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDED APRIL 30, 2004)

RETURNS AT NET ASSET VALUE (NAV) (CLASS B)

                                                       ONE YEAR    LIFE OF FUND
Return Before Taxes                                       24.72%           4.49%
Return After Taxes on Distributions                       24.72%           4.49%
Return After Taxes on Distributions
and Sale of Fund Shares                                   16.07%           3.83%

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS B)

                                                       ONE YEAR    LIFE OF FUND
Return Before Taxes                                       19.72%           2.72%
Return After Taxes on Distributions                       19.72%           2.72%
Return After Taxes on Distributions
and Sale of Fund Shares                                   12.82%           2.32%

Class A, Class B, and Class C commenced operations on 3/4/02. Returns at Public Offering Price (POP) reflect the deduction of the maximum sales charge, while Returns at Net Asset Value (NAV) do not. The maximum sales charge applicable to Class A shares is 5.75%. The CDSC applicable to Class B shares is as follows: 5%
- 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. Class C shares are subject to a 1% CDSC for shares redeemed within 12 months of purchase.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as the Return Before Taxes for that period because no distributions were paid during that period. Also, Return After Taxes on Distributions and Sale of Fund shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, current performance may be lower or higher than quoted. The Fund's returns for the one-year period reflect the strong stock market returns during the period. For performance as of the most recent month-end, please refer to www.eatonvance.com.

EATON VANCE TAX-MANAGED MID-CAP CORE FUND as of April 30, 2004
FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2004

ASSETS
Investment in Tax-Managed Mid-Cap Portfolio, at value
   (identified cost, $16,979,207)                                $    19,699,229
Receivable for Fund shares sold                                           12,711
Receivable from affiliate                                                 35,606
--------------------------------------------------------------------------------
TOTAL ASSETS                                                     $    19,747,546
--------------------------------------------------------------------------------

LIABILITIES
Payable to affiliate for distribution and service fees           $         3,597
Payable for Fund shares redeemed                                           2,613
Payable to affiliate for Trustees' fees                                       14
Accrued expenses                                                          24,556
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                                $        30,780
--------------------------------------------------------------------------------
NET ASSETS                                                       $    19,716,766
--------------------------------------------------------------------------------

SOURCES OF NET ASSETS
Paid-in capital                                                  $    17,385,256
Accumulated net realized loss from Portfolio (computed on
   the basis of identified cost)                                        (263,478)
Accumulated net investment loss                                         (125,034)
Net unrealized appreciation from Portfolio (computed on the
   basis of identified cost)                                           2,720,022
--------------------------------------------------------------------------------
TOTAL                                                            $    19,716,766
--------------------------------------------------------------------------------

CLASS A SHARES
NET ASSETS                                                       $     8,959,840
SHARES OUTSTANDING                                                       801,895
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest
      outstanding)                                               $         11.17
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 94.25 of $11.17)                              $         11.85
--------------------------------------------------------------------------------

CLASS B SHARES
NET ASSETS                                                       $     5,481,198
SHARES OUTSTANDING                                                       498,169
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest
      outstanding)                                               $         11.00
--------------------------------------------------------------------------------

CLASS C SHARES
NET ASSETS                                                       $     5,275,728
SHARES OUTSTANDING                                                       479,659
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest
      outstanding)                                               $         11.00
--------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
APRIL 30, 2004

INVESTMENT INCOME
Dividends allocated from Portfolio                               $        64,342
Interest allocated from Portfolio                                            518
Expenses allocated from Portfolio                                        (83,436)
--------------------------------------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO                               $       (18,576)
--------------------------------------------------------------------------------

EXPENSES
Administration fee                                               $        13,467
Trustees' fees and expenses                                                   73
Distribution and service fees
   Class A                                                                10,103
   Class B                                                                25,372
   Class C                                                                24,035
Registration fees                                                         36,420
Transfer and dividend disbursing agent fees                               15,206
Legal and accounting services                                              7,378
Custodian fee                                                              6,567
Printing and postage                                                       2,351
Miscellaneous                                                              1,092
--------------------------------------------------------------------------------
TOTAL EXPENSES                                                   $       142,064
--------------------------------------------------------------------------------
Deduct --
   Allocation of Fund expenses to affiliate                      $        35,606
--------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                         $        35,606
--------------------------------------------------------------------------------

NET EXPENSES                                                     $       106,458
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                              $      (125,034)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO
Net realized gain (loss) --
   Investment transactions (identified cost basis)               $       445,937
--------------------------------------------------------------------------------
NET REALIZED GAIN                                                $       445,937
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                           $       412,246
--------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)             $       412,246
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                 $       858,183
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                       $       733,149
--------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                     SIX MONTHS ENDED
INCREASE (DECREASE)                                  APRIL 30, 2004      YEAR ENDED
IN NET ASSETS                                        (UNAUDITED)         OCTOBER 31, 2003
-----------------------------------------------------------------------------------------
From operations --
   Net investment loss                               $       (125,034)   $       (130,037)
   Net realized gain (loss) from investments                  445,937            (453,964)
   Net change in unrealized
      appreciation (depreciation) of
      investments                                             412,246           2,940,801
-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS           $        733,149    $      2,356,800
-----------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                        $      2,124,781    $      4,042,217
      Class B                                               1,484,681           2,673,304
      Class C                                               1,558,125           2,704,082
   Cost of shares redeemed
      Class A                                                (578,673)         (2,547,843)
      Class B                                                (329,412)           (343,786)
      Class C                                                (524,546)           (860,036)
   Net asset value of shares exchanged
      Class A                                                  14,925               8,647
      Class B                                                 (14,925)             (8,647)
-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                                $      3,734,956    $      5,667,938
-----------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                           $      4,468,105    $      8,024,738
-----------------------------------------------------------------------------------------

NET ASSETS
At beginning of period                               $     15,248,661    $      7,223,923
-----------------------------------------------------------------------------------------
AT END OF PERIOD                                     $     19,716,766    $     15,248,661
-----------------------------------------------------------------------------------------

ACCUMULATED NET
INVESTMENT LOSS INCLUDED
IN NET ASSETS
AT END OF PERIOD                                     $       (125,034)   $             --
-----------------------------------------------------------------------------------------

                        See notes to financial statements

FINANCIAL HIGHLIGHTS

                                                                                           CLASS A
                                                                 ---------------------------------------------------------
                                                                 SIX MONTHS ENDED              YEAR ENDED OCTOBER 31,
                                                                 APRIL 30, 2004           --------------------------------
                                                                 (UNAUDITED)                    2003               2002(1)
--------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                           $   10.670               $    8.530            $   10.000
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment loss(2)                                           $   (0.054)              $   (0.087)           $   (0.047)
Net realized and unrealized gain (loss)                               0.554                    2.227                (1.423)
--------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                              $    0.500               $    2.140            $   (1.470)
--------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                                 $   11.170               $   10.670            $    8.530
--------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                        4.69%                   25.09%               (14.70)%
--------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+
Net assets, end of period (000's omitted)                        $    8,960               $    7,054            $    4,394
Ratios (As a percentage of average daily net assets):
   Net expenses(4)                                                     1.70%(5)                 1.70%                 1.65%(5)
   Net investment loss                                                (0.98)%(5)               (0.93)%               (0.80)%(5)
Portfolio Turnover of the Portfolio                                      18%                      50%                   13%
--------------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund reflect an
   allocation of expenses to the Administrator.
   Had such action not been taken, the ratios and
   net investment loss per share would have been as
   follows:
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                         2.10%(5)                 2.43%                 4.78%(5)
   Net investment loss                                                (1.38)%(5)               (1.66)%               (3.93)%(5)
Net investment loss per share                                    $   (0.076)              $   (0.155)           $   (0.231)
--------------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, March 4, 2002, to October 31, 2002.
(2) Net investment loss per share was computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4)  Includes the Fund's share of the Portfolio's allocated expenses.
(5)  Annualized.

                        See notes to financial statements

                                                                                           CLASS B
                                                                 ---------------------------------------------------------
                                                                 SIX MONTHS ENDED              YEAR ENDED OCTOBER 31,
                                                                 APRIL 30, 2004           --------------------------------
                                                                 (UNAUDITED)                    2003               2002(1)
--------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                           $   10.540               $    8.490            $   10.000
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment loss(2)                                           $   (0.094)              $   (0.158)           $   (0.089)
Net realized and unrealized gain (loss)                               0.554                    2.208                (1.421)
--------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                              $    0.460               $    2.050            $   (1.510)
--------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                                 $   11.000               $   10.540            $    8.490
--------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                        4.36%                   24.15%               (15.10)%
--------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+
Net assets, end of period (000's omitted)                        $    5,481               $    4,139            $    1,254
Ratios (As a percentage of average daily net assets):
   Net expenses(4)                                                     2.45%(5)                 2.45%                 2.40%(5)
   Net investment loss                                                (1.72)%(5)               (1.69)%               (1.52)%(5)
Portfolio Turnover of the Portfolio                                      18%                      50%                   13%
--------------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund reflect an
   allocation of expenses to the Administrator.
   Had such action not been taken, the ratios and net
   investment loss per share would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                         2.85%(5)                 3.18%                 5.53%(5)
   Net investment loss                                                (2.12)%(5)               (2.42)%               (4.65)%(5)
Net investment loss per share                                    $   (0.116)              $   (0.226)           $   (0.272)
--------------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, March 4, 2002, to October 31, 2002.
(2) Net investment loss per share was computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4)  Includes the Fund's share of the Portfolio's allocated expenses.
(5)  Annualized.

                        See notes to financial statements

                                                                                           CLASS C
                                                                 ---------------------------------------------------------
                                                                 SIX MONTHS ENDED              YEAR ENDED OCTOBER 31,
                                                                 APRIL 30, 2004           --------------------------------
                                                                 (UNAUDITED)                    2003               2002(1)
--------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                           $   10.540               $    8.490            $   10.000
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment loss(2)                                           $   (0.094)              $   (0.157)           $   (0.090)
Net realized and unrealized gain (loss)                               0.554                    2.207                (1.420)
--------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                              $    0.460               $    2.050            $   (1.510)
--------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                                 $   11.000               $   10.540            $    8.490
--------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                        4.36%                   24.15%               (15.10)%
--------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+
Net assets, end of period (000's omitted)                        $    5,276               $    4,056            $    1,575
Ratios (As a percentage of average daily net assets):
   Net expenses(4)                                                     2.45%(5)                 2.45%                 2.40%(5)
   Net investment loss                                                (1.73)%(5)               (1.70)%               (1.52)%(5)
Portfolio Turnover of the Portfolio                                      18%                      50%                   13%
--------------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund reflect an
   allocation of expenses to the Administrator.
   Had such action not been taken, the ratios and net
   investment loss per share would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                         2.85%(5)                 3.18%                 5.53%(5)
   Net investment loss                                                (2.13)%(5)               (2.43)%               (4.65)%(5)
Net investment loss per share                                    $   (0.116)              $   (0.225)           $   (0.275)
--------------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, March 4, 2002, to October 31, 2002.
(2) Net investment loss per share was computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4)  Includes the Fund's share of the Portfolio's allocated expenses.
(5)  Annualized.

                        See notes to financial statements

EATON VANCE TAX-MANAGED MID-CAP CORE FUND as of April 30, 2004
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Tax-Managed Mid-Cap Core Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Class B shares held for eight years will automatically convert to Class A shares. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests of the Tax-Managed Mid-Cap Core Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (33.2% at April 30, 2004). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B INCOME -- The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

   C EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the fund.

   D FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, all of its net investment income, and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2003, the Fund did not have any undistributed long term gains. At October 31, 2003, the Fund, for federal income tax purposes, had a capital loss carryover of $592,222 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such loss carryover will expire on October 31, 2011 ($340,282) and October 31, 2010 ($251,940).

   E OTHER -- Investment transactions are accounted for on a trade-date basis. Dividends to shareholders are recorded on the ex-dividend date.

   F USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   G INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

   H RECLASSIFICATIONS -- Certain amounts in the prior year's financial statements have been reclassified to conform with the current year presentation.

   I INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to April 30, 2004 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  DISTRIBUTIONS TO SHAREHOLDERS

   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income, if any, and at least one distribution annually of all or substantially all of its net realized capital gains, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest all distributions in additional shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  SHARES OF BENEFICIAL INTEREST

   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                     SIX MONTHS ENDED
                                                     APRIL 30, 2004       YEAR ENDED
   CLASS A                                           (UNAUDITED)          OCTOBER 31, 2003
   ---------------------------------------------------------------------------------------
   Sales                                                      192,445              435,074
   Redemptions                                                (53,164)            (290,054)
   Exchanges from Class B shares                                1,422                  842
   ---------------------------------------------------------------------------------------
   NET INCREASE                                               140,703              145,862
   ---------------------------------------------------------------------------------------

                                                     SIX MONTHS ENDED
                                                     APRIL 30, 2004       YEAR ENDED
   CLASS B                                           (UNAUDITED)          OCTOBER 31, 2003
   ---------------------------------------------------------------------------------------
   Sales                                                      137,286              283,375
   Redemptions                                                (30,255)             (37,674)
   Exchanges to Class A shares                                 (1,439)                (850)
   ---------------------------------------------------------------------------------------
   NET INCREASE                                               105,592              244,851
   ---------------------------------------------------------------------------------------

                                                     SIX MONTHS ENDED
                                                     APRIL 30, 2004       YEAR ENDED
   CLASS C                                           (UNAUDITED)          OCTOBER 31, 2003
   ---------------------------------------------------------------------------------------
   Sales                                                      142,851              295,005
   Redemptions                                                (47,938)             (95,893)
   ---------------------------------------------------------------------------------------
   NET INCREASE                                                94,913              199,112
   ---------------------------------------------------------------------------------------

4  TRANSACTIONS WITH AFFILIATES

   The administration fee is earned by Eaton Vance Management (EVM) as compensation for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of average daily net assets of the Fund. For the six months ended April 30, 2004, the administration fee amounted to $13,467. To reduce the investment loss of the Fund, EVM was allocated $35,606 of the Fund's operating expenses for the six months ended April 30, 2004. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended April 30, 2004, EVM earned $1,438 in sub-transfer agent fees.

   Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Trustees of the Fund that are not affiliated with EVM or BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2004, no significant amounts have been deferred.

   Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $7,533 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2004.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5  DISTRIBUTION AND SERVICE PLANS

   The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to

   Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% (annualized) of the Fund's average daily net assets attributable to Class B and Class C shares, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $19,029 and $18,026 for Class B and Class C shares, respectively, for the six months ended April 30, 2004, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At April 30, 2004, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $168,000 and $221,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended April 30, 2004 amounted to $10,103, $6,343 and $6,009 for Class A, Class B and Class C shares, respectively.

6  CONTINGENT DEFERRED SALES CHARGE

   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of purchase). The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

   No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see
   Note 5). CDSC charges assessed on Class B and Class C shares when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. The Fund was informed that EVD received approximately $0, $8,000 and $1,000 of CDSC paid by shareholders for Class A, Class B and Class C shares, respectively, for the six months ended April 30, 2004.

7  INVESTMENT TRANSACTIONS

   Increases and decreases in the Fund's investment in the Portfolio for the six months ended April 30, 2004 aggregated $5,210,814 and $1,542,653, respectively.

TAX-MANAGED MID-CAP CORE PORTFOLIO as of April 30, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

COMMON STOCKS -- 99.3%

SECURITY                                                    SHARES                VALUE
----------------------------------------------------------------------------------------------
ADVERTISING AGENCIES -- 2.3%
Omnicom Group, Inc.                                               17,500          $  1,391,425
----------------------------------------------------------------------------------------------
                                                                                  $  1,391,425
----------------------------------------------------------------------------------------------

AIRLINES -- 1.0%
SkyWest, Inc.                                                     31,200          $    567,840
----------------------------------------------------------------------------------------------
                                                                                  $    567,840
----------------------------------------------------------------------------------------------

BANKS - REGIONAL -- 2.3%
City National Corp.                                               11,500          $    708,975
SouthTrust Corp.                                                  21,600               671,328
----------------------------------------------------------------------------------------------
                                                                                  $  1,380,303
----------------------------------------------------------------------------------------------

BROADCASTING AND RADIO -- 1.5%
Cox Radio, Inc. Class A(1)                                        42,100          $    871,891
----------------------------------------------------------------------------------------------
                                                                                  $    871,891
----------------------------------------------------------------------------------------------

BUILDING PRODUCTS -- 1.8%
Valspar Corp.                                                     21,900          $  1,087,335
----------------------------------------------------------------------------------------------
                                                                                  $  1,087,335
----------------------------------------------------------------------------------------------

BUSINESS SERVICES - MISCELLANEOUS -- 5.9%
ChoicePoint, Inc.(1)                                              28,966          $  1,272,187
Fiserv, Inc.(1)                                                   27,400             1,001,744
SEI Investments Co.                                               20,100               593,352
The Reynolds and Reynolds Co., Class A                            22,700               648,312
----------------------------------------------------------------------------------------------
                                                                                  $  3,515,595
----------------------------------------------------------------------------------------------

CHEMICALS -- 1.4%
Air Products and Chemicals, Inc.                                  16,800          $    836,808
----------------------------------------------------------------------------------------------
                                                                                  $    836,808
----------------------------------------------------------------------------------------------

COMPUTER SERVICES -- 2.1%
BEA Systems, Inc.(1)                                              44,600          $    508,886
SunGard Data Systems, Inc.(1)                                     27,200               709,104
----------------------------------------------------------------------------------------------
                                                                                  $  1,217,990
----------------------------------------------------------------------------------------------

COMPUTER SOFTWARE -- 0.7%
National Instruments Corp.                                        14,050          $    429,368
----------------------------------------------------------------------------------------------
                                                                                  $    429,368
----------------------------------------------------------------------------------------------

COMPUTERS - INTEGRATED SYSTEMS -- 1.2%
Jack Henry & Associates, Inc. Class A                             38,900          $    707,591
----------------------------------------------------------------------------------------------
                                                                                  $    707,591
----------------------------------------------------------------------------------------------

COSMETICS & TOILETRIES -- 2.1%
Alberto-Culver Co.                                                25,950          $  1,223,802
----------------------------------------------------------------------------------------------
                                                                                  $  1,223,802
----------------------------------------------------------------------------------------------

DISTRIBUTION/WHOLESALE -- 2.0%
CDW Corp.                                                         18,600          $  1,162,314
----------------------------------------------------------------------------------------------
                                                                                  $  1,162,314
----------------------------------------------------------------------------------------------

EDUCATION -- 1.3%
Education Management Corp.(1)                                     21,000          $    744,660
----------------------------------------------------------------------------------------------
                                                                                  $    744,660
----------------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 1.5%
Cooper Industries Ltd. Class A                                    16,500          $    906,015
----------------------------------------------------------------------------------------------
                                                                                  $    906,015
----------------------------------------------------------------------------------------------

ELECTRONICS - EQUIPMENT / INSTRUMENTS -- 2.1%
Amphenol Corp. Class A(1)                                         39,900          $  1,261,239
----------------------------------------------------------------------------------------------
                                                                                  $  1,261,239
----------------------------------------------------------------------------------------------

ELECTRONICS - SEMICONDUCTORS -- 1.4%
QLogic Corp.(1)                                                   30,900          $    833,991
----------------------------------------------------------------------------------------------
                                                                                  $    833,991
----------------------------------------------------------------------------------------------

ENGINEERING AND CONSTRUCTION -- 1.4%
Jacobs Engineering Group, Inc.(1)                                 20,400          $    850,884
----------------------------------------------------------------------------------------------
                                                                                  $    850,884
----------------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                    SHARES                VALUE
----------------------------------------------------------------------------------------------
FINANCE - INVESTMENT MANAGEMENT -- 6.1%
Affiliated Managers Group, Inc.(1)                                19,500          $    949,650
Ambac Financial Group, Inc.                                        9,400               648,600
Franklin Resources, Inc.                                          17,700               970,491
Legg Mason, Inc.                                                  11,600             1,067,896
----------------------------------------------------------------------------------------------
                                                                                  $  3,636,637
----------------------------------------------------------------------------------------------

FOOD - WHOLESALE / DISTRIBUTION -- 3.1%
Dean Foods Co.(1)                                                 16,200          $    543,996
Performance Food Group Co.(1)                                     36,800             1,292,784
----------------------------------------------------------------------------------------------
                                                                                  $  1,836,780
----------------------------------------------------------------------------------------------

GAS DISTRIBUTION -- 1.2%
Piedmont Natural Gas Co., Inc.                                    16,900          $    684,450
----------------------------------------------------------------------------------------------
                                                                                  $    684,450
----------------------------------------------------------------------------------------------

HEALTHCARE SERVICES -- 1.0%
Express Scripts, Inc.(1)                                           7,700          $    595,518
----------------------------------------------------------------------------------------------
                                                                                  $    595,518
----------------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 2.0%
Mohawk Industries, Inc.(1)                                        15,300          $  1,180,242
----------------------------------------------------------------------------------------------
                                                                                  $  1,180,242
----------------------------------------------------------------------------------------------

INSURANCE -- 3.9%
Ace Ltd.                                                          32,200          $  1,411,648
Nationwide Financial Services, Inc., Class A                      25,900               890,960
----------------------------------------------------------------------------------------------
                                                                                  $  2,302,608
----------------------------------------------------------------------------------------------

INSURANCE BROKERS -- 1.1%
Arthur J. Gallagher & Co., Inc.                                   19,600          $    631,708
----------------------------------------------------------------------------------------------
                                                                                  $    631,708
----------------------------------------------------------------------------------------------

INVESTMENT SERVICES -- 1.2%
A.G. Edwards, Inc.                                                20,000          $    731,800
----------------------------------------------------------------------------------------------
                                                                                  $    731,800
----------------------------------------------------------------------------------------------

MANUFACTURING -- 3.7%
Dover Corp.                                                       15,500          $    620,465
Engineered Support Systems, Inc.                                  11,800               573,834
Pentair, Inc.                                                     16,600               989,194
----------------------------------------------------------------------------------------------
                                                                                  $  2,183,493
----------------------------------------------------------------------------------------------

MEDICAL - HOSPITALS -- 2.8%
Health Management Associates, Inc. Class A                        72,700          $  1,681,551
----------------------------------------------------------------------------------------------
                                                                                  $  1,681,551
----------------------------------------------------------------------------------------------

MEDICAL DEVICES -- 2.1%
Varian Medical Systems, Inc.(1)                                   14,300          $  1,227,512
----------------------------------------------------------------------------------------------
                                                                                  $  1,227,512
----------------------------------------------------------------------------------------------

MEDICAL PRODUCTS -- 6.3%
Biomet, Inc.                                                      30,600          $  1,208,700
C.R. Bard, Inc.                                                    6,600               701,382
Patterson Dental Co.(1)                                           13,900             1,024,430
Renal Care Group, Inc.(1)                                         16,500               816,420
----------------------------------------------------------------------------------------------
                                                                                  $  3,750,932
----------------------------------------------------------------------------------------------

MEDICAL SERVICES / SUPPLIES -- 2.4%
DENTSPLY International, Inc.                                      29,400          $  1,424,724
----------------------------------------------------------------------------------------------
                                                                                  $  1,424,724
----------------------------------------------------------------------------------------------

MULTI-UTILITIES -- 1.6%
Questar Corp.                                                     26,700          $    947,049
----------------------------------------------------------------------------------------------
                                                                                  $    947,049
----------------------------------------------------------------------------------------------

OFFICE ELECTRONICS / TECHNOLOGY -- 1.5%
Zebra Technologies Corp. Class A(1)                               12,150          $    890,473
----------------------------------------------------------------------------------------------
                                                                                  $    890,473
----------------------------------------------------------------------------------------------

OIL AND GAS - EXPLORATION AND PRODUCTION -- 7.6%
Apache Corp.                                                      22,550          $    944,169
EOG Resources, Inc.                                               19,900               980,075
Newfield Exploration Co.(1)                                       28,700             1,511,916
Pogo Producing Co.                                                22,200             1,094,904
----------------------------------------------------------------------------------------------
                                                                                  $  4,531,064
----------------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                    SHARES                VALUE
----------------------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 1.3%
Estee Lauder Cos., Inc. (The), Class A                            17,300          $    790,783
----------------------------------------------------------------------------------------------
                                                                                  $    790,783
----------------------------------------------------------------------------------------------

PRINTING AND BUSINESS PRODUCTS -- 1.7%
Avery Dennison Corp.                                              15,500          $    995,565
----------------------------------------------------------------------------------------------
                                                                                  $    995,565
----------------------------------------------------------------------------------------------

PUBLISHING -- 1.8%
E.W. Scripps Co.                                                  10,200          $  1,076,610
----------------------------------------------------------------------------------------------
                                                                                  $  1,076,610
----------------------------------------------------------------------------------------------

RETAIL - DISCOUNT -- 2.5%
99 Cents Only Stores(1)                                           34,500          $    681,720
Family Dollar Stores, Inc.                                        24,000               771,360
----------------------------------------------------------------------------------------------
                                                                                  $  1,453,080
----------------------------------------------------------------------------------------------

RETAIL - RESTAURANTS -- 3.5%
Brinker International, Inc.(1)                                    30,000          $  1,153,800
Sonic Corp.(1)                                                    28,400               916,468
----------------------------------------------------------------------------------------------
                                                                                  $  2,070,268
----------------------------------------------------------------------------------------------

RETAIL - SPECIALTY AND APPAREL -- 1.4%
Bed Bath and Beyond, Inc.(1)                                      22,500          $    835,200
----------------------------------------------------------------------------------------------
                                                                                  $    835,200
----------------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.0%
Microchip Technology, Inc.                                        21,750          $    609,435
----------------------------------------------------------------------------------------------
                                                                                  $    609,435
----------------------------------------------------------------------------------------------

SPECIALTY CHEMICALS AND MATERIALS -- 1.6%
Ecolab, Inc.                                                      31,500          $    938,700
----------------------------------------------------------------------------------------------
                                                                                  $    938,700
----------------------------------------------------------------------------------------------

TELECOMMUNICATIONS -- 1.2%
CenturyTel, Inc.                                                  24,700          $    713,336
----------------------------------------------------------------------------------------------
                                                                                  $    713,336
----------------------------------------------------------------------------------------------

TRANSPORTATION -- 3.7%
C.H. Robinson Worldwide, Inc.                                     27,900          $  1,145,016
Expeditors International of Washington, Inc.                      26,100             1,048,959
----------------------------------------------------------------------------------------------
                                                                                  $  2,193,975
----------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $50,758,880)                                                  $ 58,902,544
----------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 99.3%
   (IDENTIFIED COST $50,758,880)                                                  $ 58,902,544
----------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 0.7%                                            $    427,464
----------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                              $ 59,330,008
----------------------------------------------------------------------------------------------

(1)  Non-income producing security.

                        See notes to financial statements

TAX-MANAGED MID-CAP CORE PORTFOLIO as of April 30, 2004
FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2004

ASSETS
Investments, at value (identified cost, $50,758,880)                    $   58,902,544
Cash                                                                           445,077
Receivable for investments sold                                                591,887
Dividends and interest receivable                                               14,125
--------------------------------------------------------------------------------------
TOTAL ASSETS                                                            $   59,953,633
--------------------------------------------------------------------------------------

LIABILITIES
Payable for investments purchased                                       $      604,288
Payable to affiliate for Trustees' fees                                            143
Accrued expenses                                                                19,194
--------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                       $      623,625
--------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO               $   59,330,008
--------------------------------------------------------------------------------------

SOURCES OF NET ASSETS
Net proceeds from capital contributions and withdrawals                 $   51,186,344
Net unrealized appreciation (computed on the basis of identified cost)       8,143,664
--------------------------------------------------------------------------------------
TOTAL                                                                   $   59,330,008
--------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
APRIL 30, 2004

INVESTMENT INCOME
Dividends                                                               $      195,292
Interest                                                                         1,573
--------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 $      196,865
--------------------------------------------------------------------------------------

EXPENSES
Investment adviser fee                                                  $      218,931
Trustees' fees and expenses                                                        951
Custodian fee                                                                   23,886
Legal and accounting services                                                    7,914
Miscellaneous                                                                    1,273
--------------------------------------------------------------------------------------
TOTAL EXPENSES                                                          $      252,955
--------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                     $      (56,090)
--------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) --
   Investment transactions (identified cost basis)                      $    1,349,685
--------------------------------------------------------------------------------------
NET REALIZED GAIN                                                       $    1,349,685
--------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                  $    1,242,755
--------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                    $    1,242,755
--------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                        $    2,592,440
--------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                              $    2,536,350
--------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                  SIX MONTHS ENDED
INCREASE (DECREASE)                               APRIL 30, 2004      YEAR ENDED
IN NET ASSETS                                     (UNAUDITED)         OCTOBER 31, 2003
--------------------------------------------------------------------------------------
From operations --
   Net investment loss                              $      (56,090)     $      (64,901)
   Net realized gain (loss) from
      investments                                        1,349,685            (927,356)
   Net change in unrealized
      appreciation (depreciation) of
      investments                                        1,242,755           8,290,032
--------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS          $    2,536,350      $    7,297,775
--------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                    $   12,224,040      $   25,984,940
   Withdrawals                                          (1,542,653)         (4,319,456)
--------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                             $   10,681,387      $   21,665,484
--------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                          $   13,217,737      $   28,963,259
--------------------------------------------------------------------------------------

NET ASSETS
At beginning of period                              $   46,112,271      $   17,149,012
--------------------------------------------------------------------------------------
AT END OF PERIOD                                    $   59,330,008      $   46,112,271
--------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                             SIX MONTHS ENDED            YEAR ENDED OCTOBER 31,
                                                             APRIL 30, 2004        ----------------------------------
                                                             (UNAUDITED)                 2003             2002(1)
---------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratios (As a percentage of average daily net assets):
    Expenses                                                             0.93%(2)             0.99%              1.68%(2)
    Net investment loss                                                 (0.21)%(2)           (0.22)%            (0.81)%(2)
Portfolio Turnover                                                         18%                  50%                13%
---------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                          5.08%               25.97%            (14.72)%
---------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)                     $        59,330      $        46,112    $        17,149
---------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, March 1, 2002, to October 31, 2002.
(2)  Annualized.
(3)  Total return is not computed on an annualized basis.

                        See notes to financial statements

TAX-MANAGED MID-CAP CORE PORTFOLIO as of April 30, 2004

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1  SIGNIFICANT ACCOUNTING POLICIES

   Tax-Managed Mid-Cap Core Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 10, 2001, seeks to achieve long-term, after-tax returns by investing in a diversified portfolio of common stocks of mid-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2004, the Eaton Vance Tax-Managed Mid-Cap Core Fund held an approximate 33.2% interest in the Portfolio and one other investor owned an interest greater than 10% that equaled 66.6%. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange.

   The Portfolio may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

   B INCOME -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

   C INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   D FINANCIAL FUTURES CONTRACT -- Upon entering a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   E PUT OPTIONS -- Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

   F SECURITIES SOLD SHORT -- The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short. Such transactions are done in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

   G FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

   H USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   I OTHER -- Investment transactions are accounted for on a trade date basis.

   J INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   K INTERIM FINANCIAL STATEMENTS - The interim financial statements relating to April 30, 2004 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only or normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.80% annually of the average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended April 30, 2004, the advisory fee amounted to $218,931. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Atlanta Capital Management Company, LLC (Atlanta Capital), a majority-owned subsidiary of Eaton Vance. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Portfolio equal to 0.55% annually of the average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2004, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $21,104,961 and $9,645,859, respectively, for the six months ended April 30, 2004.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2004, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                                   $  50,758,880
   --------------------------------------------------------------
   Gross unrealized appreciation                    $   8,988,023
   Gross unrealized depreciation                         (844,359)
   --------------------------------------------------------------

   NET UNREALIZED APPRECIATION                      $   8,143,664
   --------------------------------------------------------------

5  FINANCIAL INSTRUMENTS

   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at April 30, 2004.

6  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees for the six months ended April 30, 2004.

EATON VANCE TAX-MANAGED MID-CAP CORE FUND

INVESTMENT MANAGEMENT

EATON VANCE TAX-MANAGED MID-CAP CORE FUND

                     OFFICERS

                     Thomas E. Faust Jr.
                     President

                     William H. Ahern, Jr.
                     Vice President

                     Thomas J. Fetter
                     Vice President

                     Michael R. Mach
                     Vice President

                     Robert B. MacIntosh
                     Vice President

                     Duncan W. Richardson
                     Vice President

                     Walter A. Row, III
                     Vice President

                     Judith A. Saryan
                     Vice President

                     Susan Schiff
                     Vice President

                     James L. O'Connor
                     Treasurer

                     Alan R. Dynner
                     Secretary

                     TRUSTEES

                     James B. Hawkes

                     Samuel L. Hayes, III

                     William H. Park

                     Ronald A. Pearlman

                     Norton H. Reamer

                     Lynn A. Stout

TAX-MANAGED MID-CAP CORE PORTFOLIO

                     OFFICERS

                     James B. Hawkes
                     President and Trustee

                     Thomas E. Faust Jr.
                     Vice President

                     William R. Hackney, III
                     Vice President

                     Paul J. Marshall
                     Vice President

                     Charles B. Reed
                     Vice President

                     Michelle A. Alexander
                     Treasurer

                     Alan R. Dynner
                     Secretary

                     TRUSTEES

                     Samuel L. Hayes, III

                     William H. Park

                     Ronald A. Pearlman

                     Norton H. Reamer

                     Lynn A. Stout

            INVESTMENT ADVISER OF TAX-MANAGED MID-CAP CORE PORTFOLIO
                         BOSTON MANAGEMENT AND RESEARCH
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                SUB-ADVISER OF TAX-MANAGED MID-CAP CORE PORTFOLIO
                    ATLANTA CAPITAL MANAGEMENT COMPANY L.L.C.
                           1349 WEST PEACHTREE STREET
                                   SUITE 1600
                                ATLANTA, GA 30309

           ADMINISTRATOR OF EATON VANCE TAX-MANAGED MID-CAP CORE FUND
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             ATTN: EATON VANCE FUNDS
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 (800) 262-1122


                    EATON VANCE TAX-MANAGED MID-CAP CORE FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

   THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. BEFORE
      INVESTING, INVESTORS SHOULD CONSIDER CAREFULLY THE FUND'S INVESTMENT OBJECTIVE(S), RISKS, AND CHARGES AND EXPENSES. THE FUND'S CURRENT PROSPECTUS
CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND AND IS AVAILABLE THROUGH YOUR
  FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR
          SEND MONEY. FOR FURTHER INFORMATION PLEASE CALL 800-225-6265.

1301-6/04                                                               TMMCCSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUTUAL FUNDS TRUST (ON BEHALF OF EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND)


By:      /S/ Thomas E. Faust, Jr.
         ------------------------
         Thomas E. Faust, Jr.
         President


Date:    June 17, 2004
         -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /S/ James L. O'Connor
         ---------------------
         James L. O'Connor
         Treasurer


Date:    June 17, 2004
         -------------


By:      /S/ Thomas E. Faust, Jr.
         ------------------------
         Thomas E. Faust, Jr.
         President


Date:    June 17, 2004
         -------------